SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands						1 Months Ended					2 Months Ended	12 Months Ended
	Jan. 14, 2021 USD ($) $ / shares shares	Jan. 04, 2021 USD ($) Shares $ / shares shares	Jan. 04, 2021 USD ($) $ / shares shares	Nov. 02, 2020 USD ($) $ / shares shares	Sep. 02, 2020 USD ($) $ / shares shares	Nov. 16, 2021 USD ($)	Apr. 30, 2021 USD ($) $ / shares shares	Feb. 19, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Jul. 24, 2020 USD ($)	Nov. 02, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 06, 2019 USD ($)	Dec. 31, 2021 ₪ / shares shares	Dec. 31, 2020 ₪ / shares shares
Disclosure of detailed information about business combination [line items]
Increase in equity														$ 27,448
Ordinary shares issued | shares	3,803,594	883,534	883,534	3,920,000	5,882,353		726,832	726,832	3,803,594		3,920,000					41,170,168	35,600,088
Ordinary shares per share | (per share)				$ 2.50	$ 1.70						$ 2.50					₪ 0.02	₪ 0.02
Weighted average share price | $ / shares	$ 7.36						$ 3.64	$ 3.64	$ 7.36
Proceeds From Issue Of Ordinary Shares And Pre Funded Warrants	$ 28,000	$ 9		$ 12,000	$ 10,000		$ 2,600	$ 2,600	$ 28,000		$ 12,000
Aggregate offering price			$ 9					$ 50,000
Exercise/vested other equity instrument | Shares		883,534
Pre-funded warrants | shares		883,534	883,534	883,534							883,534
Pre-funded warrant per share | $ / shares				$ 2.49							$ 2.49
Exercise price per warrant | $ / shares		$ 0.01	$ 0.01	$ 0.01							$ 0.01
Proceeds from exercise of options												$ 484	$ 59	0
Share premium and other capital reserve
Disclosure of detailed information about business combination [line items]
Increase in equity														17,406
Non-controlling Interests
Disclosure of detailed information about business combination [line items]
Increase in equity														$ 10,042
Lavie Bio Ltd [Member]
Disclosure of detailed information about business combination [line items]
Equity Investment															$ 10,000
Ownership percentage															72.16%
Ownership Percentage Held By Other Entity In Subsidiary															27.84%
Proceeds from exercise of options						$ 203,826
Non-controlling interest						1.99%
Lavie Bio Ltd [Member] | Share premium and other capital reserve
Disclosure of detailed information about business combination [line items]
Increase in equity															$ 17,406
Lavie Bio Ltd [Member] | Non-controlling Interests
Disclosure of detailed information about business combination [line items]
Increase in equity						$ 378									$ 10,042
AgPlenus Ltd [Member]
Disclosure of detailed information about business combination [line items]
Proceeds from exercise of options										$ 36,520
Non-controlling interest										1.66%
AgPlenus Ltd [Member] | Non-controlling Interests
Disclosure of detailed information about business combination [line items]
Increase in equity										$ 82